Employee Benefits Expenses (Details) - Schedule of Employee Benefits Expenses - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Employee Benefits Expenses [Abstract]
Salaries and other short term employee benefits	$ 1,195	$ 1,258	$ 915
Payments to defined contribution pension schemes	38	31	29
Share based compensations	3,810
Total	$ 5,043	$ 1,289	$ 944